Fair Value Measurements (Fair Value Measurement Of Assets And Liabilities) (Details) - Measured On Recurring Basis [Member] - USD ($) $ in Millions		Aug. 02, 2015	Aug. 03, 2014
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value		$ 54	$ 15
Total liabilities at fair value		140	146
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value		1	1
Total liabilities at fair value		130	134
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value		53	14
Total liabilities at fair value		10	12
Interest Rate Contract [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value	[1]	0	11
Total liabilities at fair value	[1]	8	0
Interest Rate Contract [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value	[1]	0	11
Total liabilities at fair value	[1]	8	0
Foreign Exchange Forward Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value	[2]	12	2
Total liabilities at fair value	[2]	2	3
Foreign Exchange Forward Contracts [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value	[2]	12	2
Total liabilities at fair value	[2]	2	3
Commodity Derivative Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value	[3]	1	2
Total liabilities at fair value	[3]	10	11
Commodity Derivative Contracts [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value	[3]	1	1
Total liabilities at fair value	[3]	10	11
Commodity Derivative Contracts [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value	[3]	0	1
Total liabilities at fair value	[3]	0	0
Currency Swap [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value	[4]	40	0
Total liabilities at fair value	[4]	0	6
Currency Swap [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value	[4]	40	0
Total liabilities at fair value	[4]	0	6
Deferred Compensation Derivative Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value	[5]	1	0
Total liabilities at fair value	[5]	0	3
Deferred Compensation Derivative Contracts [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value	[5]	1	0
Total liabilities at fair value	[5]	0	3
Deferred Compensation Obligation [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities at fair value	[6]	120	123
Deferred Compensation Obligation [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities at fair value	[6]	$ 120	$ 123

[1]	Based on LIBOR swap rates.
[2]	Based on observable market transactions of spot currency rates and forward rates.
[3]	Based on quoted futures exchanges and on observable prices of futures and options transactions in the marketplace.
[4]	Based on observable local benchmarks for currency and interest rates.
[5]	Based on LIBOR and equity index swap rates.
[6]	Based on the fair value of the participants’ investments.